Other general administrative expenses	12 Months Ended
Dec. 31, 2020
Other general administrative expenses
Other general administrative expenses

43.  Other general administrative expenses

a)   Breakdown

The breakdown of Other general administrative expenses is as follows:

	2018	2019	2020

Maintenance, conservation and repair	646	738	825
Information technology and systems	4,820	3,851	5,344
Stationery and supplies	227	150	325
Advertising and communications	890	965	809
Rents	1,120	653	683
Administrative services	503	1,737	2,202
Taxes other than income tax	1,820	2,037	2,270
Surveillance and cash courier services	979	1,248	1,263
Insurance premiums	75	95	114
Travel costs	364	325	71
Other administrative expenses	2,851	2,031	1,353
	14,295	13,830	15,259

b)   Other information

The fees for audit and tax services to the audit of the consolidated financial statements by the respective auditors are as follows:

	2018	2019	2020

Audit fees and audit-related fees (*)	88	103	122
Tax fees	1	—	—
	89	103	122

(*)The audit-related fees amounted to 7 million pesos in 2018, 26 million pesos in 2019 and 32 million pesos in 2020.